Convertible Notes, Second Jelco Note (Details) $ in Thousands	9 Months Ended	12 Months Ended	42 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2019 USD ($) Amendment	Apr. 10, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 26, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 07, 2015 USD ($)
Convertible Notes [Abstract]
Balance outstanding	$ 185,509	$ 173,289
Jelco [Member]
Convertible Notes [Abstract]
Accrued and unpaid interest		2,425
Jelco [Member] | Second Jelco Note [Member]
Convertible Notes [Abstract]
Applicable Limit	$ 24,665	21,165	$ 24,665	$ 21,165			$ 24,665	$ 6,765
Number of amendments | Amendment			12
Drawdown request						$ 3,500
Accrued and unpaid interest		1,326			$ 901
Interest rate	0.00%
Balance outstanding		$ 13,750
Jelco [Member] | Second Jelco Note [Member] | LIBOR [Member]
Convertible Notes [Abstract]
Term of variable rate		3 months
Margin on variable rate		5.00%